Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Basic Earnings Per Common Share
Net income	$ 2,933	$ 2,159	$ 2,017
Dividends on preferred shares and distributions payable on other equity instruments	(55)		(56)
Net income available to common shareholders	$ 2,878		$ 1,961
Weighted-average number of common shares outstanding	648,359		646,511
Basic earnings per common share	$ 4.44	$ 3.24	$ 3.03
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 2,878		$ 1,961
Effect of dilutive instruments
Stock options potentially exercisable	5,507		3,906
Common shares potentially repurchased	(3,529)		(2,994)
Weighted-average number of diluted common shares outstanding	650,337		647,423
Diluted Earnings Per Common Share
Weighted-average number of common shares outstanding	648,359		646,511
Diluted earnings per common share	$ 4.43	$ 3.23	$ 3.03